Condensed Statements of Consolidated Cash Flows (Unaudited) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows - operating activities:
Net income	$ 87	$ 75	[1]	$ 349	$ 367	$ 352
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	207	192		802	732	682
Provision in lieu of deferred income taxes - net	39	44		208	258	193
Amortization of investment tax credits	(1)	(1)		(4)	(5)	(5)
Other - net					2
Changes in operating assets and liabilities:
Accounts receivable - trade (including affiliates)				52	(36)	(1)
Inventories				(3)	25	(4)
Accounts payable - trade (including affiliates)				(9)	17	(17)
Deferred revenues	(12)	(41)		(101)	(7)	4
Other - assets				(17)	111	3
Changes in other operating assets and liabilities	(162)	(152)
Other - liabilities				(8)	(169)	(109)
Cash provided by operating activities	158	117		1,269	1,295	1,098
Cash flows - financing activities:
Issuances of long-term debt				900	300	475
Repayments of long-term debt	(27)	(26)		(1,018)	(113)	(108)
Net increase (decrease) in short-term borrowings	242	346		343	15	(239)
Distributions to members	(50)	(45)		(225)	(145)	(211)
Decrease in note receivable from TCEH		10		20	40	37
Sale of related-party agreements				159
Debt discount, financing and reacquisition expenses - net	(1)	(1)		(46)	(17)	(15)
Other				(1)
Cash provided by (used in) financing activities	164	284		132	80	(61)
Cash flows - investing activities:
Capital expenditures	(349)	(402)		(1,389)	(1,362)	(1,020)
Other - net	3	2		21	(34)	(12)
Cash used in investing activities	(346)	(400)		(1,368)	(1,396)	(1,032)
Net change in cash and cash equivalents	(24)	1		33	(21)	5
Cash and cash equivalents - beginning balance	45	12		12	33	28
Cash and cash equivalents - ending balance	$ 21	$ 13		$ 45	$ 12	$ 33

[1]	Fourth quarter 2012 reflects a $57 million charge to expense associated with the SARs settlement (see Note 10).